Income Taxes - Schedule of Statutory Federal Income Tax Rate to Income Before Taxes (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State tax provision	3.70%	3.70%
Change in valuation allowance	(24.90%)	(25.30%)
Research credits	0.70%	3.00%
Permanent differences	(0.30%)	(2.40%)
Other	(0.20%)
Total provision for income taxes	0.00%	0.00%